Goodwill and Intangible Assets - Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition (Detail)	Mar. 31, 2019 yr
Promax Applications Group [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	3.25
Opus Capital Markets Consultants LLC [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	1.75
ATCO I-Tek [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	5.50
Designit AS [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	1.25
Appirio Inc [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	2.75
Bottom of range [member] | Global oil and gas information technology [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	1.25
Bottom of range [member] | Cellent AG [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	1.75
Bottom of range [member] | Other Entities [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	1.00
Top of range [member] | Global oil and gas information technology [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	2.25
Top of range [member] | Cellent AG [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	3.75
Top of range [member] | Other Entities [member]
Disclosure of intangible assets material to entity [line items]
Remaining amortization period for intangible assets	13.25